income taxes (Tables)	12 Months Ended
Dec. 31, 2025
income taxes
Schedule of expense composition

Years ended December 31 (millions)	2025	2024
Current income tax expense
For the current reporting period	$603	$492
Adjustments recognized in the current period for income taxes of prior periods	(107)	(37)
Pillar Two global minimum tax	1	2
	497	457
Deferred income tax expense
Arising from the origination and reversal of temporary differences	(151)	(170)
Adjustments recognized in the current period for income taxes of prior periods	79	3
	(72)	(167)
	$425	$290

Schedule of rate reconciliations

Years ended December 31 ($ in millions)	2025		2024
Income taxes computed at applicable statutory rates	$297	24.8%	$301	24.5%
Adjustments recognized in the current period for income taxes of prior periods	(28)	(2.3)	(34)	(2.8)
Pillar Two global minimum tax	1	0.1	2	0.2
Impairment of goodwill	107	8.9	—	—
(Non-taxable) non-deductible amounts, net	28	2.3	(23)	(2.0)
Withholding and other taxes	31	2.6	35	2.9
Losses not recognized	3	0.2	4	0.4
Foreign tax differential	(18)	(1.5)	(1)	(0.1)
Other	4	0.3	6	0.5
Income tax expense per Consolidated statements of income and other comprehensive income	$425	35.4%	$290	23.6%

Schedule of temporary differences

	Property, plant
	and		Property, plant
	equipment		and
	(owned) and		equipment				Losses	Share-based	Net
	intangible	Intangible	(leased), net	Contract		Provisions not	available to	compensation	deferred
	assets subject	assets with	of lease	assets and	Net pension	currently	be carried	amounts and	income
(millions)	to amortization	indefinite lives	liabilities	liabilities	amounts	deductible	forward [1]	other	tax liability
Balance as at January 1, 2024	$2,730	$1,945	$43	$126	$(50)	$(204)	$(202)	$(36)	$4,352
Deferred income tax expense recognized in Net income	(88)	80	(38)	42	(13)	(5)	(36)	(109)	(167)
Other comprehensive income	—	—	—	—	2	—	—	(47)	(45)
Deferred income taxes charged directly to owners’ equity and other	51	—	—	—	—	(3)	(7)	32	73
Balance as at December 31, 2024	2,693	2,025	5	168	(61)	(212)	(245)	(160)	4,213
Deferred income tax expense recognized in Net income	(191)	116	(35)	25	(18)	65	(43)	9	(72)
Other comprehensive income	—	—	—	—	6	—	—	42	48
Deferred income taxes charged directly to owners’ equity and other (Note 18(b))	41	—	—	—	—	—	(5)	(7)	29
Balance as at December 31, 2025	$2,543	$2,141	$(30)	$193	$(73)	$(147)	$(293)	$(116)	$4,218

1	We expect to be able to utilize our non-capital losses before their expiry.